Goodwill and Intangible Assets - Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Total intangible assets, term	9 years 7 months 6 days
Intangible assets, gross carrying amount	$ 147,000	$ 147,000
Intangible assets, accumulated amortization	(28,121)	(24,286)
Intangible assets, net carrying amount	$ 118,879	122,714
Customer Contracts [Member]
Total intangible assets, term	10 years
Intangible assets, gross carrying amount	$ 121,500	121,500
Intangible assets, accumulated amortization	(22,277)	(19,239)
Intangible assets, net carrying amount	$ 99,223	102,261
Trademarks and Trade Names [Member]
Total intangible assets, term	8 years
Intangible assets, gross carrying amount	$ 25,500	25,500
Intangible assets, accumulated amortization	(5,844)	(5,047)
Intangible assets, net carrying amount	$ 19,656	$ 20,453